Borrowings - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrowings	€ 471,055	€ 628,938
Revolving Lines
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
ESG target affecting interest rate, raw materials, as a percent	50.00%
ESG target affecting interest rate, renewable energy, as a percent	100.00%
Revolving Lines | Entering into significant commitments or contingent liabilities
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrowings	€ 240,000
Term of borrowings	7 years